UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact name of registrant as specified in charter)

5575 Vincent Gate Terrace,  #1248

Alexandria, VA  22312

 (Address of principal executive offices) (Zip code)

Steven M. Wegener

5575 Vincent Gate Terrace,  #1248

Alexandria, VA  22312

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

WEGENER ADAPTIVE GROWTH FUND

A SERIES OF THE WEGENER INVESTMENT TRUST

December 31, 2008

WEGENER ADAPTIVE GROWTH FUND

Portfolio Illustration

December 31, 2008 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments excluding options, short term investments and cash equivalents.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 86.16%

Aircraft Parts & Auxiliary Equipment - 0.20%
100	Hawk Corp Class A Avg*	$ 1,660

Air Transportation, Scheduled - 1.40%
1,100	Republic Airways Holdings, Inc.*	11,737

Arrangement of Transportation - 0.62%
500	Pacer International, Inc.	5,215

Ball & Roller Bearings - 0.47%
1,700	NN, Inc.	3,893

Bituminous Coal & Lignite Mining - 0.46%
100	BHP Billiton Plc (UK) ADR	3,858

Cigarettes - 0.72%
400	Altria Group, Inc.	6,024

Commercial Banks, NEC - 1.26%
210	Credicorp Ltd.	10,492

Communications Equipment, NEC - 0.27%
500	China Security & Survelillance Technology, Inc.*	2,215

Computer Storage Devices - 0.55%
400	Western Digital Corp.*	4,580

Crude Petroleum & Natural Gas - 4.63%
420	Atlas Energy Resources LLC ADR	5,363
600	Mariner Energy, Inc.*	6,120
175	Royal Dutch Shell Plc.	9,264
425	St. Mary Land & Exploration Co.	8,632
82	Stone Energy Corp.*	904
590	W&T Offshore, Inc.	8,449
		38,732
Deep Sea Transportation (Foreign) - 0.83%
380	Tsakos Energy Navigation Ltd.	6,962

Drilling Oil & Gas Wells - 0.43%
550	Bronco Drilling Co.*	3,553

Electric Services - 1.96%
900	Centerpoint Energy, Inc.	11,358
200	Constellation Energy Group, Inc.	5,018
		16,376

Finance-SBIC - 1.14%
1,200	Hercules Technology Growth Capital, Inc.	9,504

Fire, Marine & Casualty Insurance - 5.20%
180	Aspen Insurance	4,365
70	Fairfax Financial Holdings Ltd.	21,939
450	Safety Insurance Group, Inc.	17,127
		43,431

Footwear (No Rubber) - 0.76%
300	Wolverine Wold Wide, Inc.	6,312

Functions Related To Depository Banking, NEC - 0.09%
200	QC Holdings, Inc.	758

Hospital & Medical Service Plans - 1.52%
340	Humana, Inc.*	12,675

Industrial Organic Chemicals - 1.40%
500	Methanex Corp. (Canada)	5,620
175	Newmarket Corp.	6,109
		11,729
Instruments for Measuring & Testing of Electricity & Elec Signals - 0.99%
4,250	Aetrium, Inc.*	8,287

Meat Packing Plants - 1.87%
1,300	Zhongpin, Inc.*	15,600

Medical Instruments & Supplies - 1.02%
225	West Pharmaceutical Services	8,498

Medicinal Chemicals & Botanical Products - 0.64%
700	Nutraceutical International Corp.*	5,383

Metal Forgings & Stampings - 0.37%
500	Park-Ohio Holdings Corp.*	3,085

Mining-Miscellaneous - 0.83%
600	Anglo American Plc (UK) ADR	6,972

Miscellenous Electrical Machinery - 0.05%
700	GSI Group, Inc.*	400

Miscellaneous Furniture & Fixtures - 0.38%
350	Knoll, Inc.	3,157

Motor Vehicle Parts & Accessories - 0.94%
2,000	Wonder Auto Technology, Inc.*	7,840

National Commercial Banks - 0.61%
380	First United Corp.	5,122

Natural Gas Transmission - 1.05%
20	Oneok Partners LP	911
400	Teppco Partners LP	7,828
		8,739

Office Furniture (No Wood) - 0.07%
100	Steelcase, Inc.	562

Oil & Gas Field Machinery & Equipment - 3.34%
6,550	Boots & Coots International Well Control, Inc.*	7,663
450	Oil States International, Inc.*	8,411
2,800	WSP Holdings Ltd. ADR*	11,816
		27,890

Ophthalmic Goods - 1.52%
4,500	Shamir Optical Industry Ltd.	12,735

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.68%
600	Span America Medical Systems, Inc.	5,706

Petroleum Refining - 0.58%
110	Murphy Corp.	4,878

Pharmaceutical Preparations - 8.96%
240	Astrazeneca Plc ADR	9,847
1,100	Emergent Biosolutions, Inc.*	28,721
260	Glaxosmithkline Plc. ADR	9,690
560	KV Pharmaceuticals Co.*	1,613
750	Pfizer, Inc.	13,283
900	Viropharma, Inc.	11,718
		74,872
Primary Production Of Aluminum - 0.45%
280	Aluminum Corp. (China) ADR	3,783

Printed Circuit Boards - 0.37%
1,200	Flextronics International Ltd.*	3,072

Real Estate Investment Trust - 3.70%
500	Kilroy Realty Corp.	16,730
1,500	Medical Properties Trust, Inc.	9,465
850	Northstar Realty	3,324
100	Sun Communities, Inc.	1,400
		30,919

Retail-Apparel & Accessory Stores - 0.31%
100	Joseph A Bank Clothier, Inc.	2,615

Retail-Auto Dealers & Gasoline - 0.99%
600	Americas Carmarket, Inc.*	8,286

Retail-Catalog & Mail-Order Houses - 1.03%
800	Systemax, Inc.	8,616

Retail-Computer & Prerecorded Tape Stores - 0.31%
1,500	Hastings Entertainment, Inc.*	2,595

Retail-Shoe Stores - 2.49%
1,200	Collective Brands, Inc.*	14,064
1,200	Finish Line, Inc. Class A	6,720
		20,784

Secondary Smelting & Refining - 0.26%
1,400	Metalico, Inc.*	2,170

Security Brokers, Dealers & Floatations Companies - 1.28%
600	Interactive Brokers Group, Inc.*	10,734

Semiconductors & Related Devices - 1.04%
5,400	Himax Technologies, Inc. (Taiwan) ADR	8,694

Services-Auto Rental & Leasing - 0.93%
200	Ryder System, Inc.	7,756

Services-Business Services, NE - 0.63%
300	Heartland Payment Systems, Inc.	5,250

Services-Commercial Physical & Biological Research - 1.04%
300	Pharmaceutical Product Development, Inc.	8,703

Services-Computer Integrated Systems Design - 0.60%
445	Synnex Corp.*	5,042

Services-Computer Programming - 0.72%
1,870	Computer Task Group*	6,021

Services-Engineering Services - 1.64%
350	Vse Corp.	13,731

Services-Equipment Rental & Leasing - 0.77%
700	Aerocentury Corp.*	6,440

Services-Help Supply Services - 0.52%
600	Volt Information Sciences, Inc.*	4,338

Services-Miscellaneous Equipment Rental & Leasing - 0.53%
650	Babcock & Brown Air Ltd. ADR	4,401

Services-Skilled Nursing Care - 1.57%
1,300	Advocat, Inc.*	3,874
550	Ensign Group, Inc.	9,207
		13,081

State Commercial Banks - 2.02%
550	Horizon Bancorp	6,875
250	Oriental Financial Group, Inc.	1,513
835	Triangle Cap Corp.	8,517
		16,905

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.29%
1,100	Friedman Industries, Inc.	7,348
400	Ternium SA Sponsored (Luxembourg) ADR	3,428
		10,776

Telecomunication Services (Foreign) - 4.09%
221	Brasil Telecom Participaceoes (Brazil)	8,537
580	Nippon Telegraph & Telephone Corp. (Japan)*	15,770
950	Telecom Argentina SA ADR*	7,220
400	Telecom Corp of New Zealand Ltd.	2,680
		34,207

Wholesale-Drugs, Proprietaries - 1.74%
300	Amerisourcebergen Corp.	10,698
100	McKesson Corp.	3,873
		14,571

Wholesale-Electrical Apparatus - 3.25%
2,000	Ituran Location & Control Ltd.	14,620
109	Richardson Electronics Ltd.	319
1,400	Tessco Technologies, Inc.*	12,194
		27,133

Wholesale-Farm Product Raw Materials - 0.81%
410	Andersons, Inc.	6,757

Wholesale-Groceries, General Line - 0.99%
500	Amcon Distributing Co.	8,250

Wholesale-Industrial Machinery - 0.53%
1,750	CE Franklin Ltd.*	4,410

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.18%
190	Henry Schein, Inc.*	6,971
80	Owens & Minor, Inc.	3,012
		9,983

Wholesale-Metals Service Centers & Offices - 0.72%
300	Reliance Steel & Aluminum Co.	5,982

Women's, Misses', Children's & Infants' Undergarments - 0.55%
300	Guess, Inc. BRK Alias	4,605

TOTAL FOR COMMON STOCKS (Cost $1,016,634) - 86.16%		720,042

CALL OPTIONS - 2.78%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	S&P 500 Index
300	March 2009 Call @ 875.00	23,190

	Total (Premiums Total for Call Options Paid $26,259) - 2.78%	23,190

SHORT TERM INVESTMENTS - 11.88%
99,283	Fidelity Money Market Portfolio Class Select 2.02% ** (Cost $99,283)	99,283

TOTAL INVESTMENTS (Total Cost for Short Term Investments $1,142,176) - 100.82%		842,515

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.82)%		(6,841)

NET ASSETS - 100.00%		$ 835,674

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2008.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Statement of Assets and Liabilities
December 31, 2008 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $1,142,176)	$ 842,515
Receivables:
Dividends and Interest	1,910
Due from Advisor	4,096
Receivable for Securities Sold	20,369
Total Assets	868,890
Liabilities:
Payable for Securities Purchased	19,625
Other Accrued Expenses	13,591
Total Liabilities	33,216
Net Assets	$ 835,674

Net Assets Consist of:
Paid In Capital	$ 1,143,677
Accumulated Undistributed Net Investment Income	29
Accumulated Undistributed Realized Gain (Loss) on Investments	(8,371)
Unrealized Appreciation (Depreciation) in Value of Investments	(299,661)
Net Assets, for 128,600 Shares Outstanding	$ 835,674

Net Asset Value Per Share	$ 6.50

The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Statement of Operations
For the six months ended December 31, 2008 (Unaudited)

Investment Income:
Dividends (net of foreign tax withheld of $270)	$ 9,434
Interest	797
Total Investment Income	10,231

Expenses:
Advisory Fees (Note 3)	5,390
Legal Fees	7,562
Audit Fees	5,042
Transfer Agent Fees	5,042
Custodial Fees	2,269
Trustee Fees	1,008
Blue Sky Fees	504
Insurance Fees	296
Printing and Mailing Fees	151
Miscellaneous Fees	151
Total Expenses	27,415
Fees Waived and Reimbursed by the Advisor (Note 3)	(18,834)
Net Expenses	8,581

Net Investment Income	1,650

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(77,076)
Realized Gain on Options	276,196
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(356,980)
Options	(3,069)
Realized and Unrealized Gain (Loss) on Investments	(160,929)

Net Decrease in Net Assets Resulting from Operations	$ (159,279)

The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2008	6/30/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Gain (Loss)	$ 1,650	$ (1,984)
Net Realized Gain (Loss) on Investments and Options Written	77,076	130,998
Unrealized Appreciation (Depreciation) on Investments and Options Written	(356,980)	(62,412)
Net Increase (Decrease) in Net Assets Resulting from Operations	(278,254)	66,602

Distributions to Shareholders:
Net Investment Income (Loss)	(1,621)	-
Realized Gains (Losses)	(259,431)	(50,998)
Total Distributions Paid to Shareholders	(261,052)	(50,998)

Capital Share Transactions (Note 5)	263,453	91,603

Total Increase (Decrease) in Net Assets	(275,853)	107,207

Net Assets:
Beginning of Period	992,552	885,345

End of Period (Including Undistributed Net Investment Income of $29 and
$0, respectively)	$ 716,699	$ 992,552

The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months	Year	Period *
	Ended	Ended	Ended
	12/31/2008	6/30/2008	6/30/2007

Net Asset Value, at Beginning of Period	$ 11.36	$ 11.19	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	0.02	(0.02)	(0.02)
Net Gain on Securities (Realized and Unrealized)	(1.90)	0.81	1.21
Total from Investment Operations	(1.88)	0.79	1.19

Distributions:
Net Investment Income	(0.02)	-	-
Realized Gains (Losses)	(2.96)	(0.62)	-
Total from Distributions	(2.98)	(0.62)	-

Net Asset Value, at End of Period	$ 6.50	$ 11.36	$ 11.19

Total Return ***	(16.02)%	7.40%	11.90%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 836	$ 993	$ 885
Before Waivers
Ratio of Expenses to Average Net Assets ****	6.36%	6.00%	6.48%
Ratio of Net Investment Income (Loss) to Average Net Assets ****	(3.99)%	(4.22)%	(4.72)%
After Waivers
Ratio of Expenses to Average Net Assets ****	1.99%	1.99%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets ****	0.38%	(0.21)%	(0.24)%
Portfolio Turnover	100.01%	95.86%	81.91%

* For the period September 13, 2006 (commencement of investment operations) through June 30, 2007.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for peroids of less than one year.
**** Annualized for peroids of less than one year.

The accompanying notes are an integral part of these financial statements.

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

Note 1. Organization

The Wegener Adaptive Growth Fund (the “Fund”), is a diversified series of the Wegener Investment Trust (the “Trust”), an open-end registered investment company that was organized as an Ohio business trust on January 23, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is currently the only series authorized by the Trustees. The Fund’s investment objective is long-term capital appreciation while attempting to protect capital during negative market conditions using hedging strategies. The Fund’s principal investment strategy is to invest in a portfolio of common stocks that the Fund’s investment manager, Wegener, LLC (the “Advisor”), believes has superior prospects for appreciation.  The Fund commenced operations September 13, 2006.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

FAS 157-In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2008 (UNAUDITED)

asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's assets carried at fair value:

                                                                           Investments                   Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $   842,515                          $         -

Level 2 – Significant Other Observable Inputs                    -                                     -

Level 3 – Significant Unobservable Inputs                          -                                      -

Total                                                                      $  842,515                          $          -

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Company's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Company may be delayed or limited.

Financial Futures Contracts- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2008 (UNAUDITED)

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

FIN 48-The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard based on their technical merits, and have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.  See Note 8.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

The Fund has a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. The Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.25%.

The Advisor has contractually agreed to waive fees and/or reimburse the expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect costs of investing in other funds; and extraordinary expenses) at 1.99% of its average daily net assets through October 31, 2009. Advisory fee waivers and expense reimbursements by the Advisor are subject to repayment by the Fund for a period of three years after such fees and expenses are incurred provided that the repayments do not cause the ordinary expenses to exceed 1.99% per annum. For the period ended December 31, 2008, the Advisor earned advisory fees of $5,390, of which all was waived and the Advisor reimbursed the Fund $18,834.

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2008 (UNAUDITED)

Note 4. Related Party Transactions

Steven M. Wegener is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Wegener receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.  Trustees who are not interested persons of the Fund were paid a total of $1,000 in Trustee fees by the Fund’s Advisor for the period ended December 31, 2008.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at December 31, 2008 was $1,143,677 representing 128,600 shares outstanding.

Transactions in capital stock were as follows:

	Period Ended December 31, 2008	Year Ended June 30, 2008
	Shares	Amount	Shares	Amount
Shares Sold	244	$2,401	3,518	$40,605
Shares reinvested	40,981	261,052	4,762	50,998
Shares redeemed	-	-	-	-
Net Increase	41,225	$263,453	8,280	$91,603

Note 6. Options

As of December 31, 2008, the Fund had no outstanding written call options.

Transactions in written call options during the six months ended December 31, 2008 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2008	12	$ 56,206
Options written	12	58,022
Options exercised	-	-
Options expired	-	-
Options terminated in closing purchase transaction	(24)	(114,228)
Options outstanding at December 31, 2008	-	$ -

As of December 31, 2008, the Fund held put options valued at $63,080.

Transactions in options purchased during the year ended December 31, 2008 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at June 30, 2008	12	$ 44,658
Options purchased	15	77,393
Options expired	0	0
Options Terminated	(24)	(95,792)
Options outstanding at December 31, 2008	3	$ 26,259

Note 7. Investment Transactions

For the six months ended December 31, 2008, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $713,964 and $537,436, respectively.  Purchases and sales of options aggregated $104,914 and $343,303, respectively.   Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2008 (UNAUDITED)

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2008 was $1,142,176.

At December 31, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$62,324	($361,985)	($299,661)

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed long-term capital gain	$ 199,120
Unrealized depreciation on investments and options	(360,049)
$ (160,929)

On December 30, 2008 the Wegener Adaptive Growth Fund paid a net investment income gain of $0.0185 per share, a short-term capital gain of $1.0113 per share, and a long-term capital gain of $1.9496 for a total distribution of $261,052.  Distributions from realized gains in the amount of $50,998 were paid to shareholders on December 28, 2007 at a rate of $.62 per share.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of December 31, 2008, the family of Steven M. Wegener, who serves as a control person of the Advisor and as a trustee and officer of the Trust, in aggregate, owned approximately 99.56% of the Fund and may be deemed to control the Fund.

Note 10.  New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Wegener Adaptive Growth Fund
Expense Illustration
December 31, 2008 (Unaudited)

Expense Example

As a shareholder of the Wegener Adaptive Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2008 through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2008	December 31, 2008	July 1, 2008 to December 31, 2008

Actual	$1,000.00	$839.81	$9.23
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.17	$10.11

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

WEGENER ADAPTIVE GROWTH FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2008 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Age	Position, Length of Time Served with the Trust, and Term of Office	Principal Occupations During Past 5 Years and Current Directorships
Michael E. Kitces 922 Jaysmith Street Great Falls, VA 22066 31	Trustee since 2006, Indefinite	Director of Financial Planning, Pinnacle Advisory Group, Inc. since 11/2002;
Mark D. Pankin 1018 North Cleveland Street Arlington, VA 22201 63	Trustee since 2006, Indefinite	Owner/Principal of MDP Associates LLC, an investment advisory firm, since 10/1994 (reorganized advisory business from sole proprietorship to LLC in 1/2002)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address, and Age	Position, Length of Time Served with the Trust, and Term of Office	Principal Occupations During Past 5 Years and Current Directorships
Steven M. Wegener[1] 5575 Vincent Gate Terrace, #1248 Alexandria, VA 22312 31	Trustee, Treasurer, President and Chief Compliance Officer since 2006, One Year	President, Wegener, LLC (2003-present);
Niloufar Marandiz[1] 5575 Vincent Gate Terrace, #1248 Alexandria, VA 22312 33	Secretary since 2006, One Year	Project Manager, Vivakos (2007-present). Engineer, Mantaro Networks (2005-2006), Engineer, Isocore (2004-2005), Student, George Mason University (2001-2004)

1 Steven Michael Wegener is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.  Steve Wegener and Niloufar Marandiz are spouses.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4077 to request a copy of the SAI or to make shareholder inquiries.

WEGENER ADAPTIVE GROWTH FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2008 (UNAUDITED)

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4077 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 595-4077.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling 1-800-595-4077.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request, by calling our toll free number 1-800-595-4077.

Approval of Management Agreement

The Management Agreement was approved by the Board of Trustees (the “Trustees), including a majority of the Trustees who are not interested persons of the Trust or interested parties of the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 24, 2008.  The Trustees reviewed a memorandum describing their duties when considering renewal of the Management Agreement.  The Board then reviewed a copy of the Management Agreement and discussed its terms.  The factors considered by the Board of Trustees included: (i) the Adviser’s business and the qualifications of its personnel, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the investment performance of the Adviser, (iv) the costs of the services to be provided and the profits to be realized by the Adviser, (v) the extent to which economies of scale will be realized as the Fund grows, and (vi) whether the fee levels reflect these economies of scales to the benefit of shareholders.

As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser’s investment strategies and execution of those strategies.  The Trustees reviewed the Adviser’s ADV Parts I and II that describe the operations and policies of the Adviser.  The Trustees also reviewed a report from the Adviser, in which the Adviser addressed a series of questions prepared by the Trust’s legal counsel, the responses to which provided information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of the Adviser and the Adviser’s compliance activities.  The Adviser certified to the Board that it had complied with the Trust’s Code of Ethics.  The Adviser noted that there had been no SEC inspections (except for the limited scope assessment during which no specific action was taken) or litigation and no changes in personnel.  The Board discussed the compliance activities of the Trust’s CCO.  Based on the information in the Report and their discussions with the Adviser, the Trustees concluded the Adviser has provided high quality services to the Fund, and that the nature and extent of the services provided by the Adviser were reasonable and consistent with the Board’s expectations.

As to the Fund’s performance, the Board reviewed information in the Report regarding the Fund’s year-to-date, one year, and since inception returns.  The Adviser also presented comparison performance information on the S&P 500 Index, the Fund’s benchmark, as well as comparisons to the Russell 2000 Index and a peer group of other funds that can use shorting or options.  In particular, the Trustees noted that the Fund had performed better than the

WEGENER ADAPTIVE GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2008 (UNAUDITED)

Hussman Strategic Growth Fund, which had a similar investment philosophy to that of the Fund.  The Trustees then discussed the performance of the Fund compared to that of each of the funds in the peer group and it was their consensus that the Adviser had added value for shareholders.  Finally, the Board noted that since inception, the Fund had performed very well compared to its benchmark and it was their consensus that overall the Fund had performed reasonably well.

The Board reviewed information comparing the management fee and expense ratio of the Fund to the fees and expenses paid by funds in a peer group with similar investment objectives and strategies.  The Trustees noted that the Fund’s management fee of 1.25% and expense ratio of 1.99% were each well within the range for the peer group for funds of a similar asset size of the Fund.  Following discussion, it was the consensus of the Board that the Fund’s expense ratio and management fee was fair considering the small size of the Fund and the expertise needed to execute the Fund’s strategy.

As to the profitability of the Adviser, the Board noted that, to date, the Adviser had operated at a loss in an effort to maintain the Fund’s favorable expense ratio of 2.00%.  As to economies of scale, it was the consensus of the Trustees that economies of scale will be realized as the Fund’s assets grow but were not relevant at this time.  With respect to the fee waiver pursuant to which the Adviser would cap certain Fund expenses at 1.99% until October 21, 2008, the Trustees noted that the Adviser appeared to have the financial wherewithal to continue the expense cap due to a line of credit and personal guaranty backing the obligation of the Adviser to reimburse expenses.  The Board then noted that the line of credit would expire in 2011 and determined to revisit the issue again closer to that time.  The Adviser  addressed plans for the future growth of the Fund and indicated that while the Trustees did have the option of activating the Fund’s 12b-1 Plan, he hoped that the Fund’s positive performance would attract assets and that the Fund would not have to rely on a 12b-1 Plan to perform this function.

The Board then temporarily adjourned for an executive session of the Independent Trustees with Trust counsel.  Upon reconvening, the Board determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement and that the approval of the Agreement was in the best interests of the Trust and the Fund’s shareholders. Accordingly, they approved the continuation of the Management Agreement for an additional year.

Board of Trustees

Michael E. Kitces

Mark D. Pankin

Steven M. Wegener

Investment Adviser

Wegener, LLC

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Wegener Adaptive Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     *Steven M. Wegener

     President and Treasurer

Date: March 2, 2009

*Print the name and title of each signing officer under his or her signature.